Segmented Information	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
Segmented Information
30. Segmented Information

Based on the primary products we produce and our development projects, we have four reportable segments that we report to our President and Chief Executive Officer – copper, zinc, steelmaking coal and corporate. The corporate segment includes all of our initiatives in other commodities, our corporate growth activities and groups that provide administrative, technical, financial and other support to all of our business units. Other operating income (expenses) include general and administration, exploration, research and innovation and other operating income (expense). Sales between segments are carried out on terms that arm’s-length parties would use. Total assets do not include intra-group receivables between segments. Deferred tax assets have been allocated among segments.

As a result of the sale of our 21.3% interest in Fort Hills and associated downstream assets, we no longer present the energy segment related to Fort Hills in the tables below. The segmented information related to Fort Hills is disclosed as part of Note 5, Assets Held for Sale and Discontinued Operations.

	2023
(CAD$ in millions)	Copper	Zinc	Steelmaking Coal	Corporate	Total
Revenue (Note 7(a))	$3,425	$3,051	$8,535	$—	$15,011
Cost of sales	(2,713)	(2,651)	(4,504)	—	(9,868)
Gross profit	712	400	4,031	—	5,143
Other operating income (expense)	56	(86)	201	(944)	(773)
Profit (loss) from operations	768	314	4,232	(944)	4,370
Net finance income (expense)	(575)	(52)	(111)	576	(162)
Non-operating income (expense)	(190)	—	(17)	(59)	(266)
Share of profit of joint venture	2	—	—	—	2
Profit (loss) before taxes from continuing operations	5	262	4,104	(427)	3,944

Capital expenditures from continuing operations	4,018	298	1,442	24	5,782
	December 31, 2023
Goodwill (Note 18)	406	—	702	—	1,108
Total assets	$28,636	$4,581	$19,364	$3,612	$56,193
30. Segmented Information (continued)

	2022
(CAD$ in millions)	Copper	Zinc	Steelmaking Coal	Corporate	Total
Revenue (Note 7(a))	$3,381	$3,526	$10,409	$—	$17,316
Cost of sales	(1,982)	(2,755)	(4,008)	—	(8,745)
Gross profit	1,399	771	6,401	—	8,571
Other operating income (expense)	(367)	(55)	(398)	(765)	(1,585)
Profit (loss) from operations	1,032	716	6,003	(765)	6,986
Net finance income (expense)	(248)	(38)	(86)	222	(150)
Non-operating income (expense)	(185)	9	35	(134)	(275)
Share of profit of joint venture	4	—	—	—	4
Profit (loss) before taxes from continuing operations	603	687	5,952	(677)	6,565

Capital expenditures from continuing operations	3,910	370	1,167	18	5,465
	December 31, 2022
Goodwill (Note 18)	416	—	702	—	1,118
Total assets from continuing operations	$23,801	$4,523	$18,070	$4,663	$51,057
Total assets from discontinued operations – Unallocated	—	—	—	—	1,302
Total assets	$23,801	$4,523	$18,070	$4,663	$52,359

The geographical distribution of all our non-current assets in 2023, and for our non-current assets that were not classified as held for sale in 2022, other than financial instruments, deferred tax assets and post-employment benefit assets, is as follows:

(CAD$ in millions)	December 31, 2023	December 31, 2022
Canada	$21,678	$20,104
Chile	22,400	19,206
United States	2,202	1,787
Peru	2,050	1,845
Mexico	165	—
Other	36	34
	$48,531	$42,976